PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of provisions for tax, labor, civil, commercial and other risks classified as probable loss, and contingent liabilities

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (1)		Total
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Beginning balance	427,302	583,464	634,706	603,074	343,530	307,177	297,182	300,654	1,702,720	1,794,369
Additions	174,491	103,773	301,192	435,723	60,561	52,961	-	-	536,244	592,457
Business combination (note 1.2)	2,848	-	1,969	-	2,217	-	33,891	-	40,925	-
Reversals	(100,438)	(246,499)	(187,520)	(250,029)	(71,275)	(34,556)	(199,311)	(3,464)	(558,544)	(534,548)
Payments	(165,578)	(70,699)	(282,956)	(298,599)	(70,304)	(29,889)	-	-	(518,838)	(399,187)
Interest	61,493	57,275	163,020	144,516	92,438	47,818	-	-	316,951	249,609
Exchange rate variation	(17)	(12)	(1,644)	21	(154)	19	(11)	(8)	(1,826)	20
Ending balance	400,101	427,302	628,767	634,706	357,013	343,530	131,751	297,182	1,517,632	1,702,720

Current									959,132	865,338
Non-current									558,500	837,382
(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul (note 1.2.2) and Mogiana (note 1.2.3).